Note 11 - Other Borrowed Money (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Long-term Debt Instruments [Table Text Block]
(dollars in thousands)
Description	Maturity Date	Amount	Interest Rate

FHLB Advances	March 23, 2020	$2,500	2.17%
FHLB Advances	June 1, 2020	1,000	1.65%
FHLB Advances	August 15, 2022	18,000	2.69%
FHLB Advances	February 3, 2023	3,000	3.51%
FHLB Advances	August 15, 2025	4,500	2.62%
FHLB Advances	August 24, 2026	3,000	1.27%
FHLB Advances	March 21, 2028	5,000	2.67%
FHLB Advances	July 30, 2029	10,000	1.01%
Term Note	May 24, 2025	9,250	4.70%
Revolving Credit	May 21, 2021	5,313	5.15%
Total other borrowings		$61,563
Weighted average rate			2.86%
(dollars in thousands)
Description	Maturity Date	Amount	Interest Rate

FHLB Advances	November 19, 2019	$5,000	1.77%
FHLB Advances	March 23, 2020	2,500	2.17%
FHLB Advances	August 15, 2022	18,000	2.69%
FHLB Advances	February 3, 2023	3,000	3.51%
FHLB Advances	August 23, 2023	3,000	0.98%
FHLB Advances	August 15, 2025	4,500	2.62%
FHLB Advances	August 24, 2026	3,000	1.27%
FHLB Advances	March 21, 2028	5,000	2.67%
Total other borrowings		$44,000
Weighted average rate			2.39%